Annual Total Returns - FidelityNewMarketsIncomeFund-RetailPRO - FidelityNewMarketsIncomeFund-RetailPRO - Fidelity New Markets Income Fund - Fidelity New Markets Income Fund	Mar. 01, 2023
Bar Chart Table:
Annual Return 2013	(6.41%)
Annual Return 2014	4.32%
Annual Return 2015	0.24%
Annual Return 2016	14.70%
Annual Return 2017	10.14%
Annual Return 2018	(7.78%)
Annual Return 2019	10.89%
Annual Return 2020	4.60%
Annual Return 2021	(1.84%)
Annual Return 2022	(15.04%)